Summary of Significant Accounting Policies - Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Cash and cash equivalents	$ 61,149	$ 103,778
Restricted cash	179,764	322,091
Cash, cash equivalents, and restricted cash of discontinued operations	36,523	37,772
Total cash, cash equivalents, and restricted cash in statement of cash flows	$ 277,436	$ 463,641